Consolidated statement of comprehensive income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Consolidated statement of comprehensive income
Profit after tax for the period	£ 770	£ 813
Items that may be subsequently reclassified to the income statement:
Exchange movements on overseas net assets	29	(301)
Exchange movements on overseas net assets of non-controlling interests	1
Fair value movements on cash flow hedges	(7)	28
Reclassification of cash flow hedges to the income statement	(14)	(15)
Related tax on items that may be subsequently reclassified to the income statement	5	(3)
Total	14	(291)
Items that will not be reclassified to income statement:
Remeasurement gains on defined benefit plan	21	22
Related tax on items that will not be reclassified to the income statement	(4)	(7)
Fair value movements on equity investments	(2)	(22)
Total	15	(7)
Other comprehensive (expenses)/income, net of tax for the period	29	(298)
Total comprehensive income, net of tax for the period	799	515
Total comprehensive income for the period attributable to:
Shareholders of the Group	790	508
Non-controlling interests	£ 9	£ 7